A summary of the Company’s investments at December 31, 2021 and December 31, 2020 is as follows: (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Investment	$ 5,112,068	$ 2,923,560
Total investments	131,342	2,731,098
Current portion of investments	131,342	124,998
Long-term portions of investments		2,606,100
Addicting Games Inc [Member]
IfrsStatementLineItems [Line Items]
Investment		2,606,100
Guaranteed Investment Certificates [Member]
IfrsStatementLineItems [Line Items]
Investment	$ 131,342	$ 124,998